Intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
6	Intangible assets

The changes in the carrying value of the intangible assets can be presented as follows for the years 2017, 2016 and 2015:

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Total
Acquisition value
At January 1, 2015	2,342	967	6,644	9,953
Additions	761	671	89	1,521
Acquisition of a subsidiary	−	3	1,474	1,477
Disposals	−	(6)	−	(6)
Transfer between accounts	−	−	−	−
Currency translation	89	143	(112)	120
Other	10	1	430	441
At December 31, 2015	3,202	1,779	8,525	13,506
Additions	606	1,736	−	2,342
Acquisition of a subsidiary	−	−	−	−
Disposals	(18)	(212)	−	(230)
Transfer between accounts	−	490	−	490
Currency translation	(2)	(26)	(923)	(951)
Other	−	2	(6)	(4)
At December 31, 2016	3,788	3,769	7,596	15,153
Additions	749	3,718	−	4,467
Acquisition of a subsidiary	115	242	18,658	19,015
Disposals	(159)	(143)	−	(302)
Transfer between accounts	−	(98)	−	(98)
Currency translation	−	(5)	(183)	(188)
Other	4	155	(251)	(92)
At December 31, 2017	4,497	7,638	25,820	37,955

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Total
Amortization
At January 1, 2015	(996)	(661)	(569)	(2,226)
Additions	(465)	(269)	(851)	(1,585)
Disposals	−	5	−	5
Transfer between accounts	−	−	−	−
Currency translation	−	−	−	−
Other	(10)	(33)	−	(43)
At December 31, 2015	(1,471)	(958)	(1,420)	(3,849)
Additions	(576)	(559)	(819)	(1,954)
Disposals	3	239	−	242
Transfer between accounts	−	−	−	−
Currency translation	2	26	144	172
Other	−	1	−	1
At December 31, 2016	(2,042)	(1,251)	(2,095)	(5,388)
Additions	(609)	(1,634)	(1,758)	(4,001)
Disposals	2	77	−	79
Transfer between accounts	−	98	−	98
Currency translation	−	4	45	49
Other	(117)	(279)	250	(146)
At December 31, 2017	(2,766)	(2,985)	(3,558)	(9,309)

Net carrying value
At 31 December 2017	1,731	4,653	22,262	28,646
At 31 December 2016	1,746	2,518	5,501	9,765
At 31 December 2015	1,731	821	7,105	9,657
At 1 January 2015	1,346	306	6,075	7,727

Patent & licenses include only the direct attributable external costs incurred in registering the patent and obtaining the license. Software relates to purchased software for internal use only except for software development on certain application interfaces that were almost fully funded by a third party. The software development capitalized, after deduction of the funding, amounts to K€86 per end of 2017 (2016: K€39, 2015: €0). The remaining amortization period is 1.9 years for the main software purchases and 2.7 years for the main patents and licenses.

The ‘Acquired customers and technology’ have been recognized as part of the acquisition of ACTech, E-Prototypy, OrthoView,and Cenat (see Note 4).

At December 31, 2017, the remaining amortization period for the acquired customers is 21.73 years for ACTech, 6.75 years for OrthoView, 1.00 years for E-Prototypy and 7.25 years for Cenat (2016: 7.75 years for OrthoView, 2.00 years for E-Prototypy and 8.25years for Cenat). At December 31, 2017, the remaining amortization period for the acquired technology of ACTech, Orthoview and Cenat are 6.75 years, 2.75 years and 7.25 years respectively.

The total amortization charge for 2017 is K€4,001 (2016: K€1,954; 2015: K€1,585) which is included in lines cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses of the consolidated income statement.